ORGANIZATION AND DESCRIPTION OF BUSINESS	9 Months Ended	12 Months Ended
	May 31, 2018	Aug. 31, 2017
Organization And Description Of Business [Abstract]
ORGANIZATION AND DESCRIPTION OF BUSINESS

NOTE 1 - ORGANIZATION AND DESCRIPTION OF BUSINESS

ARTELO BIOSCIENCES, INC. (the “Company”) is a Nevada corporation incorporated on May 2, 2011. It is based in San Diego County, California. The accounting and reporting policies of the Company conform to accounting principles generally accepted in the United States of America, and the Company’s fiscal year end is August 31.

Effective on February 10, 2017, the Company changed its name from “KNIGHT KNOX DEVELOPMENT CORP.,” to “REACTIVE MEDICAL INC.” On April 14, 2017, the Company changed its name from “REACTIVE MEDICAL INC.” to “ARTELO BIOSCIENCES, INC”.

In May 2017, the Company registered fully owned subsidiaries in England and Wales, Trinity Reliant Ventures Limited, and Trinity Research & Development Limited. Operations in the subsidiary have been consolidated in the financial statements.

The Company intends to license, develop and commercialize novel therapeutic treatments targeting the endocannabinoid system. To date, the Company’s activities have primarily been limited to its formation, business development activities, sponsored research, and the raising of equity capital.

NOTE 1 - ORGANIZATION AND DESCRIPTION OF BUSINESS

ARTELO BIOSCIENCES, INC. (the "Company") is a Nevada corporation incorporated on May 2, 2011. It is based in San Diego County, California. The accounting and reporting policies of the Company conform to accounting principles generally accepted in the United States of America, and the Company's fiscal year end is August 31.

Effective on February 10, 2017, the Company changed its name from “KNIGHT KNOX DEVELOPMENT CORP.,” to “ REACTIVE MEDICAL INC.” On April 14, 2017, the Company changed its name from “REACTIVE MEDICAL INC.” to “ARTELO BIOSCIENCES, INC”.

In May 2017, the Company registered fully owned subsidiaries in England and Wales, Trinity Reliant Ventures Limited, and Trinity Research & Development Limited. Operations in the subsidiary have been consolidated in the financial statements.

The Company intends to license, develop and commercialize novel cannabinoid therapeutic treatments. To date, the Company’s activities have been limited to its formation and the raising of equity capital.